Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 72,046	$ 121,325	$ 146,042	$ 227,626
Voyage expenses	(25,177)	(34,720)	(56,209)	(65,267)
Vessel operating expenses	(15,424)	(16,223)	(30,620)	(31,143)
Operating expense component	(2,984)	(2,895)	(6,023)	(5,731)
Vessel lease expense component	(2,745)	(2,664)	(5,541)	(5,274)
Depreciation	(7,900)	(7,605)	(15,553)	(14,581)
Amortization of deferred drydock expenditures	(1,255)	(939)	(2,178)	(1,694)
General and administrative expenses
Corporate	(4,831)	(5,307)	(9,780)	(10,374)
Commercial and chartering	(1,252)	(1,021)	(2,489)	(2,084)
Gain / (loss) on vessels sold		12,322	0	12,322
Interest expense and finance costs	(1,043)	(2,044)	(1,978)	(4,571)
Gain / (loss) on extinguishment		1,432	0	1,432
Interest income	306	612	414	1,156
Net Income before taxes	9,741	62,273	16,085	101,817
Income tax	(39)	(49)	(65)	(128)
Loss from equity method investments	(103)	468	(167)	239
Net Income	9,599	62,692	15,853	101,928
Preferred dividends	(636)	(848)	(1,265)	(1,695)
Net income attributable to common stockholders	$ 8,963	$ 61,844	$ 14,588	$ 100,233
Earnings per share, basic (in dollars per share)	$ 0.22	$ 1.48	$ 0.36	$ 2.41
Earnings per share, diluted (in dollars per share)	$ 0.22	$ 1.47	$ 0.36	$ 2.39
Weighted average number of shares outstanding, basic (in shares)	40,630,651	41,747,977	40,551,803	41,559,932
Weighted average number of shares outstanding, diluted (in shares)	40,689,775	42,010,724	40,665,703	41,981,667